Business Combination - Schedule of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Details) - USD ($) $ in Millions	Aug. 13, 2026	Sep. 30, 2026	Jun. 01, 2026	Dec. 31, 2025	Nov. 18, 2025	Aug. 13, 2025
Disclosure of detailed information about business combination [line items]
Current assets		$ 1,922		$ 1,578
Trade payables and other current liabilities		$ (2,081)		$ (2,213)
Tax remeasurement adjustment against goodwill	$ 8
Synopsys Inc
Disclosure of detailed information about business combination [line items]
Current assets			$ 5
Other noncurrent assets			20
Developed technology			68
In-process research and development			28
Customer relationships			145
Trade payables and other current liabilities			(19)
Other noncurrent liabilities			(6)
Net identifiable assets acquired			241
Add: Goodwill			214
Net assets acquired			$ 455
Micro Foundry Pte Ltd
Disclosure of detailed information about business combination [line items]
Current assets					$ 87
Other noncurrent assets					36
Developed technology					74
In-process research and development					63
Customer relationships					66
Trade payables and other current liabilities					(17)
Other noncurrent liabilities					(30)
Net identifiable assets acquired					279
Add: Goodwill					174
Net assets acquired					$ 453
MIPS Holdings Inc
Disclosure of detailed information about business combination [line items]
Current assets						$ 13
Other noncurrent assets						13
Developed technology						39
In-process research and development						44
Customer relationships						49
Trade payables and other current liabilities						(20)
Other noncurrent liabilities						(11)
Net identifiable assets acquired						127
Add: Goodwill						99
Net assets acquired						$ 226